Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Statement
Entity Registrant Name	Neovasc Inc.
Document Registration Statement	false
Document Annual Report	true
Entity Incorporation, State or Country Code	Z4
Entity Central Index Key	0001399708
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	NVCN
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	67,654,729
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36458
Entity Address, Address Line One	Suite 5138 — 13562 Maycrest Way
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6V 2J7
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Grant Thornton LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1390
Business Contact [Member]
Statement
Contact Personnel Name	Chris Clark
City Area Code	604
Local Phone Number	248-4138
Contact Personnel Fax Number	270-4384
Entity Address, Address Line One	Suite 5138 — 13562 Maycrest Way
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6V 2J7